9 CAPITAL STOCK: Schedule of Activity in Finder's Warrants (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Details
Finder's Warrants Outstanding, starting balance	0
Finder's Warrants Issued	1,177,000
Finder's Warrants Issued, Average Exercise Price | $ / shares	$ 0
Finder's Warrants Outstanding, ending balance	1,177,000